MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

SCHEDULE OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
Common Stocks — 98.4%
Aerospace & Defense — 0.0%
AeroVironment, Inc. (United States)*	49	$4,506
Beverages — 0.8%
Boston Beer Co Inc., Class A (The) (United States)*	22	7,817
Monster Beverage Corp. (United States)*	1,617	144,107
		151,924
Biotechnology — 3.5%
Amgen, Inc. (United States)	1,499	384,853
Biogen, Inc. (United States)*	403	80,600
Exact Sciences Corp. (United States)*	392	19,526
Exelixis, Inc. (United States)*	931	17,065
Vertex Pharmaceuticals, Inc. (United States)*	658	176,772
		678,816
Capital Markets — 0.3%
Nasdaq, Inc. (United States)	370	57,446
PJT Partners, Inc., Class A (United States)	49	3,716
		61,162
Chemicals — 0.8%
Balchem Corp. (United States)	53	6,595
Ecolab, Inc. (United States)	691	113,262
RPM International, Inc. (United States)	355	31,275
		151,132
Commercial Services & Supplies — 1.7%
Cintas Corp. (United States)	263	104,761
Copart, Inc. (United States)*	603	69,062
Waste Management, Inc. (United States)	1,003	158,985
		332,808
Communications Equipment — 0.2%
Ubiquiti, Inc. (United States)	148	38,711
Construction & Engineering — 0.1%
MasTec, Inc. (United States)*	147	12,288
Consumer Finance — 0.0%
Upstart Holdings, Inc. (United States)*	197	9,929
Distributors — 0.2%
LKQ Corp. (United States)	849	43,630
Electronic Equipment, Instruments & Components — 0.8%
Cognex Corp. (United States)	398	19,271
Corning, Inc. (United States)	1,917	68,667
National Instruments Corp. (United States)	402	14,199
Zebra Technologies Corp., Class A (United States)*	166	56,139
		158,276
Entertainment — 2.2%
Activision Blizzard, Inc. (United States)	2,070	161,212
Netflix, Inc. (United States)*	1,130	223,107
Skillz, Inc. (United States)*	2,352	4,469
Take-Two Interactive Software, Inc. (United States)*	399	49,700
		438,488
Food & Staples Retailing — 3.1%
Casey's General Stores, Inc. (United States)	101	21,163
Costco Wholesale Corp. (United States)	1,249	582,309
		603,472
Food Products — 0.2%
Darling Ingredients, Inc. (United States)*	392	31,387
Health Care Equipment & Supplies — 2.4%
ABIOMED, Inc. (United States)*	101	26,634
Globus Medical, Inc., Class A (United States)*	245	16,317
IDEXX Laboratories, Inc. (United States)*	323	126,493
Intuitive Surgical, Inc. (United States)*	889	202,372
ResMed, Inc. (United States)	441	89,726
		461,542
Health Care Providers & Services — 7.0%
HCA Healthcare, Inc. (United States)	905	190,412
McKesson Corp. (United States)	358	117,671
UnitedHealth Group, Inc. (United States)	2,128	1,057,148
		1,365,231
Health Care Technology — 0.5%
Doximity, Inc., Class A (United States)*	795	27,817
Veeva Systems, Inc., Class A (United States)*	414	70,488
		98,305
Hotels, Restaurants & Leisure — 0.0%
Wingstop, Inc. (United States)	98	7,807
Household Durables — 0.2%
iRobot Corp. (United States)*	49	2,332
Meritage Homes Corp. (United States)*	98	8,360
NVR, Inc. (United States)*	5	22,253
		32,945
Industrial Conglomerates — 1.0%
3M Co. (United States)	1,339	199,899
Interactive Media & Services — 9.9%
Alphabet, Inc., Class C (United States)*	396	903,189
Bumble, Inc., Class A (United States)*	647	18,439
Meta Platforms, Inc., Class A (United States)*	5,076	982,917
Pinterest, Inc., Class A (United States)*	1,593	31,302
		1,935,847
Internet & Direct Marketing Retail — 4.5%
Amazon.com, Inc. (United States)*	324	778,958
eBay, Inc. (United States)	1,393	67,797
Etsy, Inc. (United States)*	364	29,528
		876,283
IT Services — 11.6%
Cognizant Technology Solutions Corp., Class A (United States)	1,529	114,216
EPAM Systems, Inc. (United States)*	147	49,762
GoDaddy, Inc., Class A (United States)*	413	30,996
Jack Henry & Associates, Inc. (United States)	196	36,872
Mastercard, Inc., Class A (United States)	2,697	965,175
Visa, Inc., Class A (United States)	4,998	1,060,426
		2,257,447
Machinery — 0.3%
Cummins, Inc. (United States)	319	66,709
Media — 0.5%
New York Times Co., (The) Class A (United States)	441	15,210
Sirius XM Holdings, Inc. (United States)	11,731	75,078
		90,288
Pharmaceuticals — 5.7%
Johnson & Johnson (United States)	6,155	1,105,007
Professional Services — 0.0%
Upwork, Inc. (United States)*	343	6,260
Road & Rail — 2.2%
Old Dominion Freight Line, Inc. (United States)	347	89,609
Union Pacific Corp. (United States)	1,583	347,912
		437,521
Semiconductors & Semiconductor Equipment — 10.8%
Advanced Micro Devices, Inc. (United States)*	4,756	484,446
Broadcom, Inc. (United States)	1,030	597,534
Cirrus Logic, Inc. (United States)*	120	9,785
Lam Research Corp. (United States)	396	205,932
NVIDIA Corp. (United States)	4,067	759,390
Skyworks Solutions, Inc. (United States)	368	40,064
Universal Display Corp. (United States)	98	12,379
		2,109,530
Software — 14.6%
Adobe Systems, Inc. (United States)*	1,627	677,613
Appfolio, Inc., Class A (United States)*	70	7,012
Autodesk, Inc. (United States)*	715	148,541
Cadence Design Systems, Inc. (United States)*	858	131,900
Fair Isaac Corp. (United States)*	99	40,545
Fortinet, Inc. (United States)*	455	133,834
Microsoft Corp. (United States)	3,632	987,432
Paycom Software, Inc. (United States)*	147	41,798
ServiceNow, Inc. (United States)*	553	258,511
Synopsys, Inc. (United States)*	464	148,109
UiPath, Inc., Class A (United States)*	1,323	22,584
VMware, Inc., Class A (United States)	939	120,286
Workday, Inc., Class A (United States)*	736	115,037
Zendesk, Inc. (United States)*	273	24,966
		2,858,168
Specialty Retail — 5.6%
Camping World Holdings, Inc., Class A (United States)	103	2,794
Home Depot, Inc., (The) (United States)	3,287	995,139
RH (United States)*	52	15,084
Ulta Beauty, Inc. (United States)*	129	54,580
Williams-Sonoma, Inc. (United States)	200	25,584
Winmark Corp. (United States)	1	198
		1,093,379
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc. (United States)	6,566	977,284
Pure Storage, Inc., Class A (United States)*	833	19,767
		997,051
Textiles, Apparel & Luxury Goods — 2.5%
NIKE, Inc., Class B (United States)	3,931	467,199
Under Armour, Inc., Class A (United States)*	1,274	13,479
		480,678
Thrifts & Mortgage Finance — 0.0%
Walker & Dunlop, Inc. (United States)	67	7,123
Trading Companies & Distributors — 0.1%
Watsco, Inc. (United States)	101	25,819
Total Common Stocks (Cost $20,612,961)		19,229,368

Short-Term Investments — 1.5%
U.S. Bank Money Market Deposit Account, 0.50% (United States)(a)	285,900	285,900
Total Short-Term Investments (Cost $285,900)		285,900

Total Investments (Cost $20,898,861) — 99.9%		19,515,268
Other Assets in Excess of Liabilities — 0.1%		10,770
NET ASSETS — 100.0%		$19,526,038
(Applicable to 1,225,000 shares outstanding)

*	Non-income producing security.
(a)	The rate shown is as of May 31, 2022.

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF
NOTES TO THE SCHEDULE OF INVESTMENTS
MAY 31, 2022
(UNAUDITED)

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
CAPITAL EFFICIENCY FUND
Common Stocks	$19,229,368	$19,229,368	$-	$-	$-
Short-Term Investments	285,900	285,900	-	-	-
Total Investments*	$19,515,268	$19,515,268	$-	$-	$-

* Please refer to Schedule of Investments for further details.
^ Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2022, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.